STOCK-BASED COMPENSATION - 2017 and 2021 Stock Incentive Plan-Restricted Stock Units (Details)						1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 20, 2020 shares	Aug. 20, 2020 $ / shares	Aug. 20, 2020 employee	Aug. 20, 2020 individual	Jun. 08, 2020 USD ($)	Jan. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 shares	Jun. 25, 2021 shares	Jun. 19, 2020 shares	Jun. 17, 2020 shares	Sep. 25, 2019 shares	Sep. 24, 2019 shares	Jan. 31, 2017 shares
Restricted stock units
Stock compensation expense | $					$ 9,432,000		$ 18,200
Research and development
Restricted stock units
Stock compensation expense | $							8,300
General and administrative
Restricted stock units
Stock compensation expense | $							9,900
Restricted Stock Units
Restricted stock units
Stock compensation expense | $									$ 3,124,500	$ 2,473,700
Restricted Stock Units | Research and development
Restricted stock units
Stock compensation expense | $									2,070,600	748,400
Restricted Stock Units | General and administrative
Restricted stock units
Stock compensation expense | $									$ 1,053,900	$ 1,725,300
Stock Incentive Plan 2017
Restricted stock units
Authorized shares													1,708,615	858,615	30,000,000	20,000,000
Stock Incentive Plan 2017 | Restricted Stock Units
Restricted stock units
Authorized shares																	1,708,615
Number of individuals affected by modifications | individual				5
Stock compensation expense | $						$ 4,900		$ 824,300
Effect of modifications on stock compensation expense | $							$ 0
Restricted stock unit activity
Nonvested RSUs at beginning of year						866,958	866,958	946,245	946,245
Granted	946,245							6,019	166,660	1,655,579
Vested	0						(2,947)		(37,802)
Cancelled and forfeited	(709,334)						(334,271)		(208,145)	(709,334)
Nonvested RSUs at end of period							173,633	952,264	866,958	946,245
Weighted average grant day fair value per share
Nonvested RSUs at beginning of year | $ / shares						$ 12.16	$ 12.16	$ 12.81	$ 12.81
Granted | $ / shares		$ 12.81						9.00	7.98	$ 12.84
Vested | $ / shares							8.71		6.51
Cancelled and forfeited | $ / shares		$ 12.87					12.81		12.79	12.87
Nonvested RSUs at end of period | $ / shares							$ 11.91	$ 12.79	$ 12.16	$ 12.81
Stock Incentive Plan 2017 | Restricted Stock Units | Research and development
Restricted stock units
Stock compensation expense | $						$ 12,000		$ 267,700
Effect of modifications on stock compensation expense | $								267,700	$ 598,900	$ 748,400
Incremental compensation costs | $								20,400	52,500	166,900
Stock Incentive Plan 2017 | Restricted Stock Units | General and administrative
Restricted stock units
Stock compensation expense | $						$ (7,100)		556,600
Effect of modifications on stock compensation expense | $								556,600	1,286,800	1,725,300
Incremental compensation costs | $								$ 44,700	$ 115,200	$ 402,700
Stock Incentive Plan 2017 | Restricted Stock Units | Non-Employees
Restricted stock units
Number of individuals affected by modifications | individual				2
Stock Incentive Plan 2017 | Restricted Stock Units | Employees
Restricted stock units
Number of individuals affected by modifications			3	3
Stock Incentive Plan 2017 | Restricted Stock Units | Previously Reported
Restricted stock unit activity
Nonvested RSUs at beginning of year						866,958	866,958
Vested									(37,802)
Nonvested RSUs at end of period									866,958
Weighted average grant day fair value per share
Nonvested RSUs at beginning of year | $ / shares						$ 12.16	$ 12.16
Vested | $ / shares									$ 6.51
Nonvested RSUs at end of period | $ / shares									$ 12.16
Stock Incentive Plan 2017 | Restricted Stock Units | Restated
Restricted stock unit activity
Nonvested RSUs at beginning of year						510,851	510,851
Vested									(393,909)
Nonvested RSUs at end of period									510,851
Weighted average grant day fair value per share
Nonvested RSUs at beginning of year | $ / shares						$ 12.48	$ 12.48
Vested | $ / shares									$ 11.21
Nonvested RSUs at end of period | $ / shares									$ 12.48
Stock Incentive Plan 2021
Restricted stock units
Authorized shares												200,000
Stock Incentive Plan 2021 | Maximum
Restricted stock units
Authorized shares											217,292
Stock Incentive Plan 2021 | Restricted Stock Units
Restricted stock units
Stock compensation expense | $									$ 187,200
Restricted stock unit activity
Nonvested RSUs at beginning of year						62,049	62,049
Granted									102,613
Vested									(37,900)
Cancelled and forfeited							(2,090)		(2,664)
Nonvested RSUs at end of period							59,959		62,049
Weighted average grant day fair value per share
Nonvested RSUs at beginning of year | $ / shares						$ 5.52	$ 5.52
Granted | $ / shares									$ 5.20
Vested | $ / shares									4.75
Cancelled and forfeited | $ / shares							4.22		4.22
Nonvested RSUs at end of period | $ / shares							$ 5.57		$ 5.52
Stock Incentive Plan 2021 | Restricted Stock Units | Research and development
Restricted stock units
Stock compensation expense | $									$ 34,300
Stock Incentive Plan 2021 | Restricted Stock Units | General and administrative
Restricted stock units
Stock compensation expense | $									$ 152,900